Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Operating results of discontinued operations
	2014	2013
Revenues	$-	$477,298
Cost of revenues	-	(163,487)
Gross profit	-	313,811
Selling, general and administrative expense	-	(319,976)
Loss from operations	-	(6,165)
Other expense	-	(295)
Net loss from discontinued operations	$-	$(6,460)